Property and Equipment, Net - Schedule of Property and Equipment Net (Details) - Property and Equipment [Member] - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Property and Equipment Net [Line Items]
Property and equipment, gross	$ 3,503,304	$ 4,782,812
Less: Accumulated depreciation	(3,069,627)	(3,184,989)
Property and equipment, net	433,677	1,597,823
Land [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment, gross		721,462
Buildings [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment, gross		849,961
Machinery & equipment [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment, gross	2,009,888	2,008,987
Vehicles [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment, gross	153,996	153,996
Furniture and fixtures [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment, gross	167,658	160,349
Software [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment, gross	870,728	870,728
Leasehold Improvement [Member]
Schedule of Property and Equipment Net [Line Items]
Property and equipment, gross	$ 301,034	$ 17,329